ANNUAL REPORT

                                 April 30, 2000








                          THE AAL U.S. GOVERNMENT ZERO
                         COUPON TARGET FUND SERIES 2001



                          THE AAL U.S. GOVERNMENT ZERO
                         COUPON TARGET FUND SERIES 2006






                             [AAL MUTUAL FUNDS LOGO]

PRESIDENT'S LETTER                                               June 30, 2000

Dear shareholder:

We are pleased to provide you with The AAL U.S. Government Zero Coupon Target Funds Annual Report dated April 30, 2000. In addition to the Target Funds, which are no longer open to investors, we offer 15 other Funds in class A and B shares, with diverse investment objectives to help you build a better financial future. A listing of our Funds and the securities in which they invest is included below.

       EQUITY-ORIENTED FUNDS
o  The AAL Technology Stock Fund*--technology-related company stocks.
o  The AAL Aggressive Growth Fund*--growth stocks.
o  The AAL Small Cap Stock Fund--small company stocks.
o  The AAL Mid Cap Stock Fund--mid-sized company stocks.
o  The AAL International Fund--foreign stocks.
o  The AAL Capital Growth Fund--large company stocks.
o  The AAL Equity Income Fund--income-producing equity securities.
o  The AAL Balanced Fund--stocks, bonds and money market instruments.

       INCOME-ORIENTED FUNDS
o  The AAL High Yield Bond Fund--below-investment-grade bonds.
o  The AAL Municipal Bond Fund--investment-grade municipal bonds.
o  The AAL Bond Fund--investment-grade corporate and government bonds.
o  The AAL Money Market Fund--money market instruments.

       INDEX FUNDS(1)
o  The AAL Small Cap Index Fund II*--stocks comprising the S&P SmallCap 600
   Index.
o  The AAL Mid Cap Index Fund II*--stocks comprising the S&P MidCap 400
   Index.
o  The AAL Large Company Index Fund II*--stocks comprising the S&P 500(R)
   Index.

To invest in any of these Funds, you can either use new dollars to purchase shares or exchange your current Target Fund shares for those of another Fund--at no additional sales charge. For more information about these Funds, contact your AAL representative to receive current prospectuses. Or call Capital Connection(R) at (800) 553-6319 to learn about using the exchange privilege or to order your complimentary prospectus kit. Please read the prospectuses carefully before you invest or send money.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/Robert G. Same

Robert G. Same
President, AAL Capital Management Corporation

*A registration statement relating to these securities has been filed with the Securities and Exchange Commission but is not anticipated to become effective until July 1, 2000. These securities may not be sold prior to the effective date of the registration statement. This letter does not constitute an offer to sell this security. Any sale must be preceded or accompanied by current prospectuses for The AAL Mutual Funds.

(1)Standard & Poor's(R) 500 Composite Stock Price Index, S&P 500(R), Standard & Poor's(R) MidCap 400 Index, S&P MidCap 400 Index, Standard & Poor's(R) 600 Index and S&P 600 Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Aid Association for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. Individuals may not invest directly in any index.

PORTFOLIO PERSPECTIVES

The year ended April 30, 2000, has not been an easy one for bonds. With a string of interest rate increases by the Federal Reserve (Fed) that began in mid-1999, the bond market has not seen positive results.

Typically, when interest rates are increasing, the values of existing bonds decline, as investors are less inclined to buy lower interest rate bonds when new, higher interest rate bonds are available. Since June 30 of last year, the Fed has increased rates five times, the most recent, as of the time of this Annual Report, being a quarter-point increase on March 22.

The record-breaking economy, now in its longest-ever streak of uninterrupted growth, continues to forge ahead despite the efforts of the Fed to cool things down. Their concern is that too-rapid economic growth could spark inflation down the road. Economists view the declining unemployment rate as a sign that demand for goods and services is exceeding supply, laying the groundwork for increased prices.

Further increases in interest rates are expected to continue until the Fed feels the economy has slowed to a more sustainable pace.

Michael R. Hilt
Portfolio Manager


VALUE OF A $10,000 INVESTMENT

INCLUDING 4.75% SALES CHARGE

                                                 Lehman
                    2001          2006         Brothers
      Date         Value         Value            Value
========================================================
 14-Nov-90      9,523.81      9,523.81        10,000.00
 30-Nov-90      9,676.19      9,733.33        10,078.55
 31-Dec-90      9,894.55     10,021.66        10,235.78
 31-Jan-91      9,913.78      9,915.87        10,362.70
 28-Feb-91      9,904.17      9,944.72        10,450.78
 29-Mar-91      9,856.09      9,887.01        10,522.89
 30-Apr-91      9,856.09      9,915.87        10,636.54
 31-May-91      9,740.70      9,704.28        10,698.23
 28-Jun-91      9,586.85      9,473.45        10,692.88
 31-Jul-91      9,683.01      9,579.25        10,841.51
 30-Aug-91     10,000.32      9,983.19        11,075.69
 30-Sep-91     10,365.72     10,406.37        11,300.53
 31-Oct-91     10,317.64     10,319.81        11,425.96
 30-Nov-91     10,413.80     10,310.19        11,531.08
 31-Dec-91     11,868.69     11,957.50        11,873.55
 31-Jan-92     11,247.84     11,270.64        11,712.07
 28-Feb-92     11,216.80     11,176.98        11,788.28
 31-Mar-92     10,989.15     11,000.07        11,721.87
 30-Apr-92     10,978.80     10,843.96        11,806.44
 31-May-92     11,175.41     11,218.61        12,029.24
 30-Jun-92     11,413.40     11,301.86        12,194.76
 31-Jul-92     11,879.04     11,978.31        12,443.67
 31-Aug-92     11,972.17     12,019.94        12,569.62
 30-Sep-92     12,282.60     12,311.33        12,718.75
 30-Oct-92     11,848.00     11,666.11        12,550.01
 30-Nov-92     11,641.05     11,697.33        12,552.88
 31-Dec-92     12,702.84     12,983.71        12,752.51
 29-Jan-93     13,023.45     13,328.91        12,997.07
 26-Feb-93     13,532.01     14,041.56        13,224.41
 31-Mar-93     13,520.95     13,919.08        13,279.73
 30-Apr-93     13,543.06     13,941.35        13,372.09
 28-May-93     13,443.56     13,907.94        13,389.04
 30-Jun-93     13,896.84     14,553.79        13,631.67
 30-Jul-93     14,033.81     15,025.08        13,708.75
 31-Aug-93     14,421.18     15,572.87        13,949.18
 30-Sep-93     14,520.79     15,762.92        13,987.48
 29-Oct-93     14,498.66     15,762.92        14,039.68
 30-Nov-93     14,000.61     14,958.01        13,920.32
 31-Dec-93     14,861.31     15,941.32        13,995.77
 31-Jan-94     15,052.99     16,373.19        14,184.73
 28-Feb-94     14,362.96     15,268.10        13,938.29
 31-Mar-94     13,724.03     14,251.92        13,594.61
 29-Apr-94     13,468.47     13,921.66        13,486.07
 31-May-94     13,379.02     13,832.75        13,484.20
 30-Jun-94     13,225.68     13,515.19        13,454.37
 29-Jul-94     13,468.47     13,959.77        13,721.68
 31-Aug-94     13,353.46     13,769.23        13,738.62
 30-Sep-94     12,982.89     13,108.72        13,536.43
 31-Oct-94     12,803.99     12,918.18        13,524.31
 30-Nov-94     12,688.98     12,956.29        13,494.32
 30-Dec-94     13,580.66     14,112.16        13,587.63
 31-Jan-95     13,788.74     14,431.63        13,856.54
 28-Feb-95     14,260.38     14,945.56        14,185.95
 31-Mar-95     14,232.64     14,959.45        14,272.93
 28-Apr-95     14,385.23     15,181.68        14,472.37
 31-May-95     15,148.19     16,542.90        15,032.41
 30-Jun-95     15,217.55     16,681.80        15,142.58
 31-Jul-95     14,981.73     16,237.32        15,108.80
 31-Aug-95     15,106.57     16,529.01        15,291.01
 29-Sep-95     15,175.93     16,779.03        15,439.95
 31-Oct-95     15,384.01     17,181.83        15,640.67
 30-Nov-95     15,605.96     17,626.31        15,874.96
 29-Dec-95     16,679.50     19,063.04        16,097.85
 31-Jan-96     16,753.83     18,958.46        16,204.58
 29-Feb-96     16,248.39     17,837.98        15,922.94
 29-Mar-96     15,951.07     17,389.79        15,812.28
 30-Apr-96     15,683.48     16,926.66        15,723.41
 31-May-96     15,490.23     16,672.69        15,691.49
 28-Jun-96     15,638.89     16,971.48        15,902.23
 31-Jul-96     15,564.56     16,851.96        15,945.80
 30-Aug-96     15,445.63     16,538.23        15,919.17
 30-Sep-96     15,638.89     16,941.60        16,196.32
 31-Oct-96     15,965.94     17,584.01        16,555.24
 29-Nov-96     16,174.06     18,106.90        16,838.83
 31-Dec-96     16,828.07     18,622.52        16,682.23
 31-Jan-97     16,780.31     18,413.45        16,733.27
 28-Feb-97     16,684.79     18,284.80        16,774.77
 31-Mar-97     16,398.22     17,721.95        16,588.91
 30-Apr-97     16,525.58     18,075.74        16,837.41
 30-May-97     16,589.26     18,156.15        16,996.52
 30-Jun-97     16,652.95     18,349.13        17,198.27
 31-Jul-97     17,003.20     19,281.86        17,661.76
 29-Aug-97     16,748.47     18,654.68        17,511.29
 30-Sep-97     16,875.83     19,040.64        17,769.58
 31-Oct-97     17,035.04     19,507.01        18,027.41
 28-Nov-97     16,971.36     19,507.01        18,110.34
 31-Dec-97     18,041.22     20,844.65        18,292.53
 30-Jan-98     18,245.08     21,222.40        18,527.41
 27-Feb-98     18,092.19     20,982.01        18,513.51
 31-Mar-98     18,024.23     20,878.99        18,577.20
 30-Apr-98     18,024.23     20,827.48        18,674.17
 29-May-98     18,075.20     21,119.37        18,851.20
 30-Jun-98     18,092.19     21,308.25        19,011.06
 31-Jul-98     18,041.22     21,170.88        19,051.36
 31-Aug-98     18,347.01     21,995.06        19,361.52
 30-Sep-98     18,703.75     23,042.44        19,814.77
 30-Oct-98     18,652.79     22,922.25        19,710.15
 30-Nov-98     18,465.92     22,596.01        19,821.71
 31-Dec-98     19,497.42     23,868.68        19,881.37
 29-Jan-99     19,479.37     23,777.51        20,023.33
 26-Feb-99     19,172.47     22,683.46        19,673.72
 31-Mar-99     19,172.47     22,628.75        19,782.91
 30-Apr-99     19,118.31     22,592.28        19,845.62
 28-May-99     18,919.72     21,899.38        19,671.77
 30-Jun-99     18,847.51     21,607.63        19,609.02
 30-Jul-99     18,793.35     21,352.35        19,525.68
 31-Aug-99     18,721.14     21,170.01        19,515.72
 30-Sep-99     18,757.24     21,279.42        19,742.11
 29-Oct-99     18,703.08     21,170.01        19,814.95
 30-Nov-99     18,594.77     20,969.43        19,813.57
 31-Dec-99     19,684.15     21,914.42        19,718.07
 31-Jan-00     19,549.46     21,679.63        19,653.59
 29-Feb-00     19,568.70     21,757.89        19,891.20
 31-Mar-00     19,568.70     22,227.49        20,153.17
 30-Apr-00     19,957.46     22,515.55        20,095.73

AVERAGE ANNUAL TOTAL RETURNS

Based on Net Amount Invested


============================================================
  The AAL U.S. Government Zero Coupon Target Funds As of
                      April 30, 2000
                    1-Year     5-Year      From Inception
----------------- ----------- ---------- -------------------
Series 2001         2.38%       6.40%          8.13%
 ................. ........... .......... ...................
Series 2006       (2.29%)      7.83%           9.52%
================= =========== ========== ===================



============================================================
         SEC Quarterly Standardized Returns As of
                      March 31, 2000
                    1-Year     5-Year      From Inception
----------------- ----------- ---------- -------------------
Series 2001         2.18%       6.63%          8.16%
 ................. ........... .......... ...................
Series 2006        (1.69%)      8.30%          9.64%
================= =========== ========== ===================


PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS

INVESTMENT OBJECTIVE
The Funds seek high, relatively predictable investment returns from U.S. government securities over selected periods of time from two portfolios maturing in 2001 and 2006, assuming investors reinvest the dividends and capital gains distributed by the Funds.


THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUND SERIES 2001

SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2000
================== =============================================== =============== ================= ================
                                                                      YIELD TO
PRINCIPAL AMOUNT   LONG-TERM OBLIGATIONS (102.4%)                     MATURITY      MATURITY DATE     MARKET VALUE
================== =============================================== =============== ================= ================
U.S. GOVERNMENT ZERO COUPON BONDS

$1,611,000         Separate Trading of Registered Interest and         6.41%          11/15/2001        $1,461,528
                   Principal of Securities

                   TOTAL LONG-TERM INVESTMENTS                                                           1,461,528
                   (amortized cost basis $1,442,531)

                   OTHER ASSETS, LESS LIABILITIES (-2.4%)                                                 (33,568)

                   NET ASSETS (100.0%)                                                                  $1,427,960
================== =============================================================== ================= ================


THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUND SERIES 2006

SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2000
================== ============================================== ================ ================ =================
                                                                     YIELD TO
PRINCIPAL AMOUNT   LONG-TERM OBLIGATIONS (102.0%)                    MATURITY       MATURITY DATE     MARKET VALUE
================== ============================================== ================ ================ =================
U.S. GOVERNMENT ZERO COUPON BONDS

$2,273,000         Separate Trading of Registered Interest and          6.49%           11/15/2006    $1,497,038
                   Principal of Securities

                   TOTAL LONG-TERM INVESTMENTS                                                         1,497,038
                   (amortized cost basis $1,365,830)

                   OTHER ASSETS, LESS LIABILITIES (-2.0%)                                               (29,545)

                   NET ASSETS (100.0%)                                                                $1,467,493
================== =============================================================== ================ =================

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2000

THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS

    ================================================================== ==================== ===================
                                                                           SERIES 2001         SERIES 2006
    ================================================================== ==================== ===================
    ASSETS
       Investments, at value                                                    $1,461,528          $1,497,038
       (Cost: $1,442,531 and $1,365,830 respectively)

       Cash                                                                          3,273               5,588

       Prepaid expenses                                                                370                 359

    TOTAL ASSETS                                                                $1,465,171          $1,502,985

    LIABILITIES
       Income distributions payable                                                $29,100             $30,628

       Accrued expenses                                                              8,111               4,864

    TOTAL LIABILITIES                                                              $37,211             $35,492

    NET ASSETS
       Trust capital (beneficial interest)                                      $1,407,696          $1,331,257

       Accumulated undistributed net income                                            309                 805

       Net unrealized appreciation on investments                                   18,997             131,208

       Accumulated net realized gain on investments                                    958               4,223

    TOTAL NET ASSETS                                                            $1,427,960          $1,467,493

    TOTAL LIABILITIES AND CAPITAL                                               $1,465,171          $1,502,985

    Shares of beneficial interest outstanding
    (unlimited number of shares authorized)                                        140,540             130,189

    Net asset value per share                                                       $10.16              $11.27

    Maximum public offering price                                                   $10.67              $11.83


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2000

THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS

     ============================================================================= =================== ====================
                                                                                      SERIES 2001          SERIES 2006
     ============================================================================= =================== ====================
     INVESTMENT INCOME

        Taxable interest                                                                $104,259             $106,643

     TOTAL INVESTMENT INCOME                                                             104,259              106,643

     EXPENSES

        Audit and legal fees                                                               3,575                3,249

        Custodian fees                                                                       634                  594

        Administrative service fees                                                        2,320                2,320

        Printing and postage expense                                                         998                1,006

        SEC and state registration fees                                                      784                  777

        Transfer agent fees                                                                1,410                1,455

        Trustees fees and expenses                                                         5,009                5,009

        Other expenses                                                                        66                   66

     TOTAL EXPENSES                                                                       14,796               14,476

        Less reimbursement from Adviser                                                    (288)                 ----

     TOTAL NET EXPENSES                                                                   14,508               14,476



     NET INVESTMENT INCOME                                                                89,751               92,167

     REALIZED AND UNREALIZED GAINS ON INVESTMENTS

        Net realized gains on investments                                                  2,818                5,745

        Change in unrealized depreciation on investments                                (60,021)            (134,565)

     NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS                          (57,203)            (128,820)

     NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $32,548            ($36,653)


STATEMENT OF CHANGES IN NET ASSETS

THE U.S. GOVERNMENT ZERO COUPON TARGET FUNDS

                                                                       SERIES 2001                     SERIES 2006
============================================================ =============== ================ ============== ===============
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                               4/30/2000        4/30/1999       4/30/2000      4/30/1999
============================================================ =============== ================ ============== ===============
OPERATIONS

   Net investment income                                           $89,751          $90,363         $92,167         $88,775

   Net realized gains on investments                                 2,818            2,875           5,745          20,752

   Increase (decrease) in unrealized                              (60,021)            (844)       (134,565)          20,646
   appreciation on investments

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                32,548           92,394        (36,653)         130,173
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income                           (89,751)         (90,363)        (92,167)        (88,775)

   Capital gains distributions                                     (3,794)          (5,518)        (12,236)        (12,850)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (93,545)         (95,881)       (104,403)       (101,625)

TRUST SHARES TRANSACTIONS

   Income dividends reinvested                                      87,753           90,282          90,293          85,754

   Capital gains distributions reinvested                            3,732            5,483          12,139          12,747

   Redemption of trust shares                                    (148,371)         (71,431)        (68,643)       (168,234)

NET INCREASE (DECREASE) IN TRUST CAPITAL                          (56,886)           24,334          33,789        (69,733)

NET INCREASE (DECREASE) IN NET ASSETS                            (117,883)           20,847       (107,267)        (41,185)

NET ASSETS BEGINNING OF PERIOD                                   1,545,843        1,524,996       1,574,760       1,615,945

NET ASSETS END OF PERIOD                                        $1,427,960       $1,545,843      $1,467,493      $1,574,760

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2000


A:  ORGANIZATION

     The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987 and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Mid Cap Index, Balanced, High Yield Bond, Municipal Bond, Bond, Bond Index, Money Market, Large Company Index, U.S. Government Zero Coupon Target Funds 2001 and 2006. The 15 AAL Mutual Funds are collectively referred to as the "Funds."

     On November 14 ,1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of the AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares of existing shareholders.


B:  SIGNIFICANT ACCOUNTING POLICIES

     The Funds' principal accounting policies are:

     VALUATION--Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

     FEDERAL INCOME TAXES--Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

     DISTRIBUTION TO SHAREHOLDERS--Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

     OTHER--For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTES TO FINANCIAL STATMENTS - CONTINUTED

AS OF APRIL 30, 2000


C:  INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

     The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995 the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1,1995 the sub-advisory agreement was terminated.

     The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

     Each Trustee who is not affiliated with AAL or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

     Trustees not participating in the above plan received $5,484 in fees for fiscal 1999-2000 from the Target Funds. No remuneration has been paid by the trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

     Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the funds in proportion to the net assets, number of shareholder accounts, or other reasonable basis of the respective Fund.

     The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

     AAL is the ultimate parent company for AAL Capital Management Corporation.

D.       FEDERAL INCOME TAX INFORMATION (UNAUDITED)
     In early 2000, shareholders received information regarding all distributions paid to them by the Fund during the calendar year 1999, The Fund hereby designates the following as long-term capital gains:

                         Series 2001.........$3,794
                         Series 2006........$12,236

NOTES TO FINANCIAL STATMENTS - CONTINUTED

AS OF APRIL 30, 2000


E:  SECURITY TRANSACTIONS

     During the years ended April 30, 2000, and April 30, 1999, purchases and sales of securities other than short-term obligations were as follows:

====================================== =============================== ===============================
                                                 PURCHASES                         SALES
                                            4/30/2000       4/30/1999        4/30/2000      4/30/1999
====================================== =============== =============== ================ ==============
Series 2001                                 $--             $--               $163,678       $91,650
 ...................................... ............... ............... ................ ..............
Series 2006                                   --              --                87,927       189,275
====================================== =============== =============== ================ ==============

     All purchases and sales of The U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

     Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

     The gross unrealized appreciation on investments at April 30, 2000, and April 30, 1999, were as follows:

 ================ =================================================== ===================================================
                                      4/30/2000                                             4/30/1999
                                                            NET                                                 NET
                                                        UNREALIZED                                          UNREALIZED
                   APPRECIATION     (DEPRECIATION)     APPRECIATION    APPRECIATION     (DEPRECIATION)     APPRECIATION
 ================ ================ ================== =============== ================ ================== ===============
 Series 2001           $18,997           $--            $ 18,997            $79,018          $--               $79,018
 ................ ................ .................. ............... ................ .................. ...............
 Series 2006           131,208            --             131,208            265,773           --               265,773
 ================ ================ ================== =============== ================ ================== ===============


F:  TRUST TRANSACTIONS

     Transactions in trust shares for the years ended April 30, 2000, and April 30, 1999, were as follows:

====================================== =============================== ================================
                                                SERIES 2001                      SERIES 2006
                                         4/30/2000       4/30/1999        4/30/2000       4/30/1999
====================================== =============== =============== ================ ===============
Shares purchased                                 --              --               --              --
 ...................................... ............... ............... ................ ...............
Income dividends reinvested                   8,578           8,359            8,057           6,551
 ...................................... ............... ............... ................ ...............
Capital gains reinvested                        364             505            1,071             968
 ...................................... ............... ............... ................ ...............
Shares redeemed                            (14,310)         (6,692)          (6,039)        (13,631)
-------------------------------------- --------------- --------------- ---------------- ---------------
NET INCREASE (DECREASE) OF TRUST
SHARES                                      (5,368)           2,172            3,089         (6,112)
====================================== =============== =============== ================ ===============

FINANCIAL HIGHLIGHTS

PER SHARE INFORMATION

SERIES 2001

===================================================== ============= ============== ============= ============= =============
                                                       YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       4/30/2000      4/30/1999     4/30/1998     4/30/1997     4/30/1996
===================================================== ============= ============== ============= ============= =============
Net asset value: beginning of period                        $10.59         $10.61        $10.38        $10.55        $10.37

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.65           0.64          0.63          0.64          0.65

   Net realized and unrealized gain (loss)
   on Investments                                           (0.40)           0.02          0.30        (0.07)          0.33

TOTAL FROM INVESTMENT OPERATIONS                              0.25           0.66          0.93          0.57          0.98

DISTRIBUTIONS FROM:
    Net investment income                                   (0.65)         (0.64)        (0.63)        (0.64)        (0.76)

    Net realized capital gains                              (0.03)         (0.04)        (0.07)        (0.10)        (0.04)

TOTAL DISTRIBUTIONS                                         (0.68)         (0.68)        (0.70)        (0.74)        (0.80)

Net increase (decrease) in net asset value                  (0.43)         (0.02)          0.23        (0.17)          0.18

Net asset value: end of period                              $10.16         $10.59        $10.61        $10.38        $10.55

Total return (c)                                             2.38%          6.23%         9.17%         5.42%         9.23%

Net assets: end of period (in thousands)                    $1,428         $1,546        $1,525        $1,711        $1,811

Ratio of expenses to average net assets(a)                   1.00%          1.00%         0.77%         0.97%         1.00%

Ratio of net investment income to average net
assets (b)                                                   6.20%          5.88%         6.16%         6.08%         5.84%

Portfolio turnover rate                                      0.00%          0.00%         0.00%         0.00%         0.00%
===================================================== ============= ============== ============= ============= =============

(a)Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

===================================================== ============= ============== ============= ============= =============
                                                       YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       4/30/2000      4/30/1999     4/30/1998     4/30/1997     4/30/1996
===================================================== ============= ============== ============= ============= =============
Series 2001                                                1.02%          1.00%         0.84%         0.99%         1.74%

Series 2006                                                0.98%          0.97%         0.90%         1.17%         2.07%
===================================================== ============= ============== ============= ============= =============

NOTES TO FINANCIAL STATMENTS - CONTINUTED

PER SHARE INFORMATION

SERIES 2006

                                                  ================= =============== ============== ============== =============
                                                       YEAR           YEAR             YEAR           YEAR          YEAR
                                                       ENDED           ENDED           ENDED          ENDED          ENDED
                                                     4/30/2000       4/30/1999       4/30/1998      4/30/1997      4/30/1996
                                                  ================= =============== ============== ============== =============
Net asset value: beginning of period                   $12.39       $12.13           $11.24         $11.33        $10.93

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.72         0.71             0.70           0.71          0.71

   Net realized and unrealized gain (loss)
   on Investments                                      (1.02)         0.36             1.00           0.08          0.65

TOTAL FROM INVESTMENT OPERATIONS                       (0.30)         1.07             1.70           0.79          1.36

DISTRIBUTIONS FROM:
    Net investment income                              (0.72)       (0.71)           (0.70)         (0.71)        (0.87)

    Net realized capital gains                         (0.10)       (0.10)           (0.11)         (0.17)        (0.09)

TOTAL DISTRIBUTIONS                                    (0.82)       (0.81)           (0.81)         (0.88)        (0.96)

Net increase (decrease) in net asset value             (1.12)         0.26             0.89         (0.09)          0.40

Net asset value: end of period                         $11.27       $12.39           $12.13         $11.24        $11.33

Total return (c)                                      (2.29%)        8.69%           15.30%          6.84%        11.80%

Net assets: end of period (in thousands)               $1,467       $1,575           $1,616         $1,453        $1,480

Ratio of expenses to average net assets(a)              0.98%        0.97%            0.82%          1.00%         1.00%

Ratio of net investment income to average net
assets (b)                                              6.21%        5.51%            6.03%          6.22%         5.83%

Portfolio turnover rate                                 0.00%        0.00%            0.00%          0.00%         0.00%
========================= ==================== ================ ============= ===============

(b)If the Funds had paid all of their expenses, the ratio of net investment income to average assets would have been as follows:

================== =================== =================== ================= ================= =================
                       YEAR ENDED          YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                       4/30/2000           4/30/1999          4/30/1998         4/30/1997         4/30/1996
================== =================== =================== ================= ================= =================
Series 2001                6.18%               5.88%             6.10%             6.07%             5.10%

Series 2006                6.21%               5.51%             5.96%             6.04%             4.76%
================== =================== =================== ================= ================= =================

(c)Total returns are based on net amount invested for a one-year period.

REPORT OF INDEPENDENT ACCOUNTANTS



[PRICEWATERHOUSECOOPERS LETTERHEAD]                   PRICEWATERHOUSECOOPERS LLP
                                                      100 East Wisconsin Avenue
                                                      Suite 1500
                                                      Milwaukee  WI  53202
                                                      Telephone  (414) 212-1600

To the Shareholders and Trustees of
The AAL Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL U.S. Government Zero Coupon Target Fund Series 2001 and The AAL U.S. Government Zero Coupon Target Fund Series 2006 (two of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the year ended April 30, 2000, and the other periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers

May 19, 2000

                  BOARD               John O. Gilbert--Chairman of the Board
                  OF                  F. Gregory Campbell
                  TRUSTEES            Woodrow E. Eno
                                      Richard L. Gady
                                      John H. Pender
                                      Edward W. Smeds
                                      Lawrence M. Woods

                  OFFICERS            Robert G. Same--President
                                      James H. Abitz--Vice-President
                                      Woodrow E. Eno--Vice-President
                                      Charles D. Gariboldi--Treasurer
                                      Frederick D. Kelsven--Secretary

                  INVESTMENT          AAL Capital Management Corporation
                  ADVISER &           222 West College Avenue
                  DISTRIBUTOR         Appleton, WI  54919-0007

                  CUSTODIAN           Citibank, N.A.
                                      111 Wall Street
                                      New York, NY 10043

                  TRANSFER AGENT &    Firstar Mutual Fund Services, LLC
                  DISBURSING AGENT    615 East Michigan Street
                                      P.O. Box 2981
                                      Milwaukee, WI  53201-2981

                  LEGAL               Quarles & Brady LLP
                  COUNSEL             411 East Wisconsin Avenue
                                      Milwaukee, WI 53202

                  INDEPENDENT         PricewaterhouseCoopers LLP
                  ACCOUNTANT          Suite 1500
                                      100 East Wisconsin Avenue
                                      Milwaukee, WI 53202

                             [AAL MUTUAL FUND LOGO]
C-50176AR  6/00